Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Impact of Adoption of ASC Topic 606, ASU 2017-07 and ASU 2016-18

We have adjusted our consolidated financial statements from amounts previously reported due to the adoption of ASC Topic 606, ASU No. 2017-07, and ASU 2016-18.  Selected consolidated financial statement line items, which reflect the adoption of the new ASUs, are as follows:

	December 31, 2018
Consolidated Balance Sheet	As previously reported	ASC Topic 606 Adjustments	As adjusted
ASSETS
Trade and other receivables, net	$69.9	$(6.0)	$63.9
Prepaid expenses and other current assets	42.3	6.6	48.9
Other assets	1.6	92.8	94.4
LIABILITIES
Deferred revenue	$17.2	$6.0	$23.2
Other liabilities	42.0	3.9	45.9

	December 31, 2017
Consolidated Balance Sheet	As previously reported	ASC Topic 606 Adjustments	As adjusted
ASSETS
Trade and other receivables, net	$66.6	$(4.3)	$62.3
Prepaid expenses and other current assets	41.7	12.1	53.8
Other assets	2.0	80.2	82.2
LIABILITIES
Deferred revenue	$14.0	$2.5	$16.5
Other liabilities	45.5	3.5	49.0

	Year Ended December 31, 2018
Consolidated Statement of Operations	As previously reported	ASC Topic 606 Adjustments	ASU 2017-07 Adjustments	As adjusted
Revenue:
Recurring services	$652.5	$(27.5)	$—	$625.0
Professional services and other	93.9	21.8	—	115.7
Total revenue	$746.4	$(5.7)	$—	$740.7
Costs and expenses:
Selling, general, and administrative expense	270.7	(9.2)	(2.7)	258.8
Operating profit	49.9	3.5	2.7	56.1
Other income, net	(2.9)	—	2.7	(0.2)
Income tax expense	7.7	0.7		8.4
Net loss	$(63.9)	$2.8	$—	$(61.1)
Net loss per share attributable to Ceridian, basic and diluted	$(0.62)	$0.02	$—	$(0.60)

	Year Ended December 31, 2017
Consolidated Statement of Operations	As previously reported	ASC Topic 606 Adjustments	ASU 2017-07 Adjustments	As adjusted
Revenue:
Recurring services	$598.5	$(24.6)	$—	$573.9
Professional services and other	72.3	30.0	—	102.3
Total revenue	$670.8	$5.4	$—	$676.2
Cost of revenue:
Professional services and other	135.8	(0.8)	—	135.0
Total cost of revenue	407.5	(0.8)	—	406.7
Gross profit	263.3	6.2	—	269.5
Costs and expenses:
Selling, general, and administrative expense	223.0	(7.4)	(1.5)	214.1
Operating profit	40.3	13.6	1.5	55.4
Other expense, net	7.3	—	1.5	8.8
Income tax benefit	(49.6)	1.1	—	(48.5)
Net (loss) income	$(10.5)	$12.5	$—	$2.0
Net loss per share attributable to Ceridian, basic and diluted	$(0.46)	$0.20	$—	$(0.26)

	Year Ended December 31, 2016
Consolidated Statement of Operations	As previously reported	ASC Topic 606 Adjustments	ASU 2017-07 Adjustments	As adjusted
Revenue:
Recurring services	$558.5	$(21.0)	$—	$537.5
Professional services and other	64.9	27.7	—	92.6
Total revenue	$623.4	$6.7	$—	$630.1
Cost of revenue:
Professional services and other	115.6	(0.6)	—	115.0
Total cost of revenue	396.4	(0.6)	—	395.8
Gross profit	227.0	7.3	—	234.3
Costs and expenses:
Selling, general, and administrative expense	225.3	(7.2)	(3.0)	215.1
Operating profit	1.7	14.5	3.0	19.2
Other expense, net	12.9	—	3.0	15.9
Income tax expense	6.7	1.0	—	7.7
Net loss	$(92.8)	$13.5	$—	$(79.3)
Net loss per share attributable to Ceridian, basic and diluted	$(1.65)	$0.21	$—	$(1.44)

	Year Ended December 31, 2018
Consolidated Statement of Cash Flows	As previously reported	ASC Topic 606 Adjustments	ASU 2016-18 Adjustments	As adjusted
Net loss	$(63.9)	$2.8	$—	$(61.1)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income tax benefit	(16.8)	0.7	—	(16.1)
Changes in operating assets and liabilities excluding effects of acquisitions and divestitures:
Trade and other receivables	(5.3)	1.7	—	(3.6)
Prepaid expenses and other current assets	(4.6)	5.2	—	0.6
Deferred revenue	3.5	3.5	—	7.0
Other assets and liabilities	(2.8)	(13.9)	—	(16.7)
Net cash provided by operating activities- continuing operations	10.7	—	—	10.7
Cash Flows from Investing Activities
Net change in restricted cash and other restricted assets held to satisfy customer trust funds obligations	1,430.3	—	(1,430.3)	—
Net cash provided by (used in) investing activities	1,379.2	—	(1,430.3)	(51.1)
Effect of Exchange Rate Changes on Cash and Equivalents and Restricted Cash and Equivalents	(9.7)	—	(3.1)	(12.8)
Net increase (decrease) in cash and equivalents and restricted cash and equivalents	123.1	—	(1,429.1)	(1,306.0)
Elimination of cash from discontinued operations	0.5	—	—	0.5
Cash and equivalents and restricted cash and equivalents at beginning of period	94.2	—	2,317.6	2,411.8
Cash and equivalents and restricted cash and equivalents at end of period	$217.8	$—	$888.5	$1,106.3

	Year Ended December 31, 2017
Consolidated Statement of Cash Flows	As previously reported	ASC Topic 606 Adjustments	ASU 2016-18 Adjustments	As adjusted
Net (loss) income	$(10.5)	$12.5	$—	$2.0
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income tax benefit	(62.3)	1.1	—	(61.2)
Changes in operating assets and liabilities excluding effects of acquisitions and divestitures:
Trade and other receivables	5.3	0.4	—	5.7
Prepaid expenses and other current assets	(6.9)	0.6	—	(6.3)
Deferred revenue	2.6	1.9	—	4.5
Other assets and liabilities	(0.7)	(16.5)	—	(17.2)
Net cash used in operating activities- continuing operations	(29.4)	—	—	(29.4)
Cash Flows from Investing Activities
Net change in restricted cash and other restricted assets held to satisfy customer trust funds obligations	(367.8)	—	367.8	—
Net cash used in investing activities - continuing operations	(407.2)	—	367.8	(39.4)
Effect of Exchange Rate Changes on Cash and Equivalents and Restricted Cash and Equivalents	8.6	—	2.4	11.0
Net (decrease) increase in cash and equivalents and restricted cash and equivalents	(31.8)	—	370.2	338.4
Elimination of cash from discontinued operations	5.2	—	—	5.2
Cash and equivalents and restricted cash and equivalents at beginning of period	120.8	—	1,947.4	2,068.2
Cash and equivalents and restricted cash and equivalents at end of period	$94.2	$—	$2,317.6	$2,411.8

	Year Ended December 31, 2016
Consolidated Statement of Cash Flows	As previously reported	ASC Topic 606 Adjustments	ASU 2016-18 Adjustments	As adjusted
Net loss	$(92.8)	$13.5	$—	$(79.3)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income tax benefit	(8.3)	1.1	—	(7.2)
Changes in operating assets and liabilities excluding effects of acquisitions and divestitures:
Trade and other receivables	(5.8)	0.6	—	(5.2)
Prepaid expenses and other current assets	1.1	(11.0)	—	(9.9)
Deferred revenue	(1.8)	4.5	—	2.7
Other assets and liabilities	(3.8)	(8.7)	—	(12.5)
Net cash used in operating activities- continuing operations	(73.2)	—	—	(73.2)
Cash Flows from Investing Activities
Net change in restricted cash and other restricted assets held to satisfy customer trust funds obligations	677.8	—	(677.8)	—
Net cash provided by investing activities - continuing operations	724.4		(677.8)	46.6
Net cash provided by investing activities - discontinued operations	38.6		(38.2)	0.4
Net cash provided by investing activities	763.0	—	(716.0)	47.0
Effect of Exchange Rate Changes on Cash and Equivalents and Restricted Cash and Equivalents	1.3	—	13.7	15.0
Net increase (decrease) in cash and equivalents and restricted cash and equivalents	58.1	—	(702.3)	(644.2)
Elimination of cash from discontinued operations	(0.5)	—	38.2	37.7
Cash and equivalents and restricted cash and equivalents at beginning of period	63.2	—	2,611.5	2,674.7
Cash and equivalents and restricted cash and equivalents at end of period	$120.8	$—	$1,947.4	$2,068.2

Estimated useful life of Property, Plant, and Equipment

Property, Plant, and Equipment

Our property, plant, and equipment assets are stated at cost less depreciation. Depreciation is calculated on a straight-line basis over the shorter of the remaining lease term or estimated useful life of the related assets, which are generally as follows:

Buildings	40 years
Building improvements	5 years
Machinery and equipment	4-6 years
Computer equipment	3-4 years

Definite lived Intangible Assets Amortization Expense	Definite-lived assets are amortized on a straight-line basis generally over the following periods:
Customer lists and relationships	5-15 years
Technology	3-4 years